Retirement-Related Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee contribution to profit sharing and 401 (k) plans, maximum	50.00%
Minimum age limit of participant to defer additional earnings in catch-up contributions, years	50Y
United States And Puerto Rico Profit Sharing And 401(k) Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of participant contribution to be matched towards safe harbor 401(k) plans	100.00%
Maximum contribution rate of annual eligible earnings to be matched under 401(k) plans	6.00%
Vesting percentage of matching contribution for eligible associates	100.00%
Contribution to defined benefit pension plan	$ 752	$ 1,100	$ 1,100
International Retirement Savings And Profit Sharing Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to defined benefit pension plan	284	221	218
Curtailment charge for amendment to ASDA defined benefit plan	70
Related curtailment gain resulting from the charge	90
Deferred Income Taxes And Other [Member] | Defined Benefit Plan United Kingdom [Member]
Defined Benefit Plan Disclosure [Line Items]
Underfunding of defined benefit pension plans	339	494
Deferred Income Taxes And Other [Member] | Defined Benefit Plan Japan [Member]
Defined Benefit Plan Disclosure [Line Items]
Underfunding of defined benefit pension plans	$ 325	$ 309